Debt - Outstanding Principal Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Total debt	$ 25,000	$ 38,796
Deferred finance fees	0	0
Net total debt	25,000	38,796
Current portion of long-term debt	0	0
Current portion of deferred finance fees	0	0
Total current portion of long-term debt	0	0
Non-current portion of long-term debt	25,000	38,796
Nordea SEB Revolving Facility
Total debt	10,000	37,500
ABN CACIB Revolving Bank Facility
Total debt	15,000	0
ABN AMRO Revolving Facility
Total debt	$ 0	$ 1,296